COMMITMENTS AND CONTINGENCIES (Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum payments, operating leases:
2014	$ 4,475
2015	3,465
2016	2,615
2017	489
2018	122
Future minimum lease commitments	11,166
Renewal option, minimum	1 year
Renewal option, maximum	5 years
Rent expenses	$ 3,611	$ 3,195	$ 2,968